Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000000537 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%	[1]
C000000537 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[1]
C000000537 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[1]
C000000537 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[1]
C000000537 [Member] | Aristocrat Leisure Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[1]
C000000537 [Member] | Tongcheng Travel Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000000537 [Member] | BDO Unibank Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[1]
C000000537 [Member] | Techtronic Industries Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[1]
C000000537 [Member] | Central Pattana PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[1]
C000000537 [Member] | Fuyao Glass Industry Group Co Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000000537 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000000537 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000000537 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000000537 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000000537 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000000537 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000000537 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000000537 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000000537 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000537 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000539 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%	[2]
C000000539 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[2]
C000000539 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[2]
C000000539 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[2]
C000000539 [Member] | Aristocrat Leisure Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[2]
C000000539 [Member] | Tongcheng Travel Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000000539 [Member] | BDO Unibank Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[2]
C000000539 [Member] | Techtronic Industries Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[2]
C000000539 [Member] | Central Pattana PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[2]
C000000539 [Member] | Fuyao Glass Industry Group Co Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000000539 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000000539 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000000539 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000000539 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000000539 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000000539 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000000539 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000000539 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000000539 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000539 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000071235 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%	[3]
C000071235 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[3]
C000071235 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[3]
C000071235 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[3]
C000071235 [Member] | Aristocrat Leisure Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[3]
C000071235 [Member] | Tongcheng Travel Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000071235 [Member] | BDO Unibank Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[3]
C000071235 [Member] | Techtronic Industries Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[3]
C000071235 [Member] | Central Pattana PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[3]
C000071235 [Member] | Fuyao Glass Industry Group Co Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000071235 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000071235 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000071235 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000071235 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000071235 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000071235 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000071235 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000071235 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000071235 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000071235 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000188848 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%	[4]
C000188848 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[4]
C000188848 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[4]
C000188848 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[4]
C000188848 [Member] | Aristocrat Leisure Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[4]
C000188848 [Member] | Tongcheng Travel Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[4]
C000188848 [Member] | BDO Unibank Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[4]
C000188848 [Member] | Techtronic Industries Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[4]
C000188848 [Member] | Central Pattana PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[4]
C000188848 [Member] | Fuyao Glass Industry Group Co Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[4]
C000188848 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000188848 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000188848 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000188848 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000188848 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000188848 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000188848 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000188848 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000188848 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000188848 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000540 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[5]
C000000540 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[5]
C000000540 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[5]
C000000540 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[5]
C000000540 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[5]
C000000540 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[5]
C000000540 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[5]
C000000540 [Member] | Haleon PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[5]
C000000540 [Member] | Richter Gedeon Nyrt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[5]
C000000540 [Member] | Bollore SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[5]
C000000540 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000540 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000000540 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000000540 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000000540 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000000540 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000540 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000540 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000540 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000540 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000540 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000542 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[6]
C000000542 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[6]
C000000542 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[6]
C000000542 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[6]
C000000542 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[6]
C000000542 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[6]
C000000542 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[6]
C000000542 [Member] | Haleon PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[6]
C000000542 [Member] | Richter Gedeon Nyrt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[6]
C000000542 [Member] | Bollore SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[6]
C000000542 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000542 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000000542 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000000542 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000000542 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000000542 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000542 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000542 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000542 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000542 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000542 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000543 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[7]
C000000543 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[7]
C000000543 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[7]
C000000543 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[7]
C000000543 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[7]
C000000543 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[7]
C000000543 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[7]
C000000543 [Member] | Haleon PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[7]
C000000543 [Member] | Richter Gedeon Nyrt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[7]
C000000543 [Member] | Bollore SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[7]
C000000543 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000543 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000000543 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000000543 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000000543 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000000543 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000543 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000543 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000543 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000543 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000543 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000071236 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[8]
C000071236 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[8]
C000071236 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[8]
C000071236 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[8]
C000071236 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[8]
C000071236 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[8]
C000071236 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[8]
C000071236 [Member] | Haleon PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[8]
C000071236 [Member] | Richter Gedeon Nyrt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[8]
C000071236 [Member] | Bollore SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[8]
C000071236 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000071236 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000071236 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000071236 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000071236 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000071236 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000071236 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000071236 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000071236 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000071236 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000071236 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000544 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[9]
C000000544 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[9]
C000000544 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[9]
C000000544 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[9]
C000000544 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[9]
C000000544 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[9]
C000000544 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[9]
C000000544 [Member] | Haleon PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[9]
C000000544 [Member] | Richter Gedeon Nyrt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[9]
C000000544 [Member] | Bollore SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[9]
C000000544 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000544 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000000544 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000000544 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000000544 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000000544 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000544 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000544 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000544 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000544 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000544 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000188849 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[10]
C000188849 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[10]
C000188849 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[10]
C000188849 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[10]
C000188849 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[10]
C000188849 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[10]
C000188849 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[10]
C000188849 [Member] | Haleon PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[10]
C000188849 [Member] | Richter Gedeon Nyrt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[10]
C000188849 [Member] | Bollore SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[10]
C000188849 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000188849 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000188849 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000188849 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000188849 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000188849 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000188849 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000188849 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000188849 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000188849 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000188849 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000551 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[11]
C000000551 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[11]
C000000551 [Member] | Aristocrat Leisure Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[11]
C000000551 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[11]
C000000551 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[11]
C000000551 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[11]
C000000551 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[11]
C000000551 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[11]
C000000551 [Member] | CGI Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[11]
C000000551 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[11]
C000000551 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000000551 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000000551 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000000551 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000000551 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000000551 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000000551 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000551 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000551 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000551 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000553 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[12]
C000000553 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[12]
C000000553 [Member] | Aristocrat Leisure Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[12]
C000000553 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[12]
C000000553 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[12]
C000000553 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[12]
C000000553 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[12]
C000000553 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[12]
C000000553 [Member] | CGI Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[12]
C000000553 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[12]
C000000553 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000000553 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000000553 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000000553 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000000553 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000000553 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000000553 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000553 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000553 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000553 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000554 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[13]
C000000554 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[13]
C000000554 [Member] | Aristocrat Leisure Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[13]
C000000554 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[13]
C000000554 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[13]
C000000554 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[13]
C000000554 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[13]
C000000554 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[13]
C000000554 [Member] | CGI Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[13]
C000000554 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[13]
C000000554 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000000554 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000000554 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000000554 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000000554 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000000554 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000000554 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000554 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000554 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000554 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000071239 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[14]
C000071239 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[14]
C000071239 [Member] | Aristocrat Leisure Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[14]
C000071239 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[14]
C000071239 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[14]
C000071239 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[14]
C000071239 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[14]
C000071239 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[14]
C000071239 [Member] | CGI Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[14]
C000071239 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[14]
C000071239 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000071239 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000071239 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000071239 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000071239 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000071239 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000071239 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000071239 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000071239 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000071239 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023043 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[15]
C000023043 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[15]
C000023043 [Member] | Aristocrat Leisure Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[15]
C000023043 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[15]
C000023043 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[15]
C000023043 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[15]
C000023043 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[15]
C000023043 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[15]
C000023043 [Member] | CGI Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[15]
C000023043 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[15]
C000023043 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000023043 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000023043 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000023043 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000023043 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000023043 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000023043 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023043 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000023043 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000023043 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000120687 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[16]
C000120687 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[16]
C000120687 [Member] | Aristocrat Leisure Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[16]
C000120687 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[16]
C000120687 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[16]
C000120687 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[16]
C000120687 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[16]
C000120687 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[16]
C000120687 [Member] | CGI Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[16]
C000120687 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[16]
C000120687 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000120687 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000120687 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000120687 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000120687 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000120687 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000120687 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000120687 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000120687 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000120687 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171594 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[17]
C000171594 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%	[17]
C000171594 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%	[17]
C000171594 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[17]
C000171594 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[17]
C000171594 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[17]
C000171594 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[17]
C000171594 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[17]
C000171594 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[17]
C000171594 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[17]
C000171594 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000171594 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000171594 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000171594 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000171594 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000171594 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000171594 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171594 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171594 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171594 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171594 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171594 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171595 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[18]
C000171595 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%	[18]
C000171595 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%	[18]
C000171595 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[18]
C000171595 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[18]
C000171595 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[18]
C000171595 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[18]
C000171595 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[18]
C000171595 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[18]
C000171595 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[18]
C000171595 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000171595 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000171595 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000171595 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000171595 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000171595 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000171595 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171595 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171595 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171595 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171595 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171595 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171596 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[19]
C000171596 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%	[19]
C000171596 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%	[19]
C000171596 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[19]
C000171596 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[19]
C000171596 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[19]
C000171596 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[19]
C000171596 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[19]
C000171596 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[19]
C000171596 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[19]
C000171596 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000171596 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000171596 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000171596 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000171596 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000171596 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000171596 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171596 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171596 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171596 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171596 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171596 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171597 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[20]
C000171597 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%	[20]
C000171597 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%	[20]
C000171597 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[20]
C000171597 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[20]
C000171597 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[20]
C000171597 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[20]
C000171597 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[20]
C000171597 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[20]
C000171597 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[20]
C000171597 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000171597 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000171597 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000171597 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000171597 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000171597 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000171597 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171597 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171597 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171597 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171597 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171597 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171598 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[21]
C000171598 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%	[21]
C000171598 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%	[21]
C000171598 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[21]
C000171598 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[21]
C000171598 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[21]
C000171598 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[21]
C000171598 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[21]
C000171598 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[21]
C000171598 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[21]
C000171598 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000171598 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000171598 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000171598 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000171598 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000171598 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000171598 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171598 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171598 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171598 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171598 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171598 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171599 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[22]
C000171599 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%	[22]
C000171599 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%	[22]
C000171599 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[22]
C000171599 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[22]
C000171599 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[22]
C000171599 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[22]
C000171599 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[22]
C000171599 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[22]
C000171599 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[22]
C000171599 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000171599 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000171599 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000171599 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000171599 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000171599 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000171599 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171599 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171599 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171599 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171599 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171599 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000209195 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[23]
C000209195 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[23]
C000209195 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%	[23]
C000209195 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%	[23]
C000209195 [Member] | Hermes International S C A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[23]
C000209195 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[23]
C000209195 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[23]
C000209195 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[23]
C000209195 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[23]
C000209195 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[23]
C000209195 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000209195 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000209195 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000209195 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209195 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000209195 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000209195 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209195 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209197 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[24]
C000209197 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[24]
C000209197 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%	[24]
C000209197 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%	[24]
C000209197 [Member] | Hermes International S C A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[24]
C000209197 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[24]
C000209197 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[24]
C000209197 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[24]
C000209197 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[24]
C000209197 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[24]
C000209197 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000209197 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000209197 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000209197 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209197 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000209197 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000209197 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209197 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209198 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[25]
C000209198 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[25]
C000209198 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%	[25]
C000209198 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%	[25]
C000209198 [Member] | Hermes International S C A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[25]
C000209198 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[25]
C000209198 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[25]
C000209198 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[25]
C000209198 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[25]
C000209198 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[25]
C000209198 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000209198 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000209198 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000209198 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209198 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000209198 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000209198 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209198 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209196 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[26]
C000209196 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[26]
C000209196 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%	[26]
C000209196 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%	[26]
C000209196 [Member] | Hermes International S C A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[26]
C000209196 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[26]
C000209196 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[26]
C000209196 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[26]
C000209196 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[26]
C000209196 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[26]
C000209196 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000209196 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000209196 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000209196 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209196 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000209196 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000209196 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209196 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209194 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[27]
C000209194 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[27]
C000209194 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%	[27]
C000209194 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%	[27]
C000209194 [Member] | Hermes International S C A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[27]
C000209194 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[27]
C000209194 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[27]
C000209194 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[27]
C000209194 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[27]
C000209194 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[27]
C000209194 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000209194 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000209194 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000209194 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209194 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000209194 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000209194 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209194 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209193 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[28]
C000209193 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[28]
C000209193 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%	[28]
C000209193 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%	[28]
C000209193 [Member] | Hermes International S C A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[28]
C000209193 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[28]
C000209193 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[28]
C000209193 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[28]
C000209193 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[28]
C000209193 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[28]
C000209193 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000209193 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000209193 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000209193 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209193 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000209193 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000209193 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209193 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209203 [Member] | Vanguard Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[29]
C000209203 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[29]
C000209203 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[29]
C000209203 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[29]
C000209203 [Member] | VZ Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[29]
C000209203 [Member] | Nice Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[29]
C000209203 [Member] | Descartes Systems Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[29]
C000209203 [Member] | Azbil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[29]
C000209203 [Member] | CCL Industries Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[29]
C000209203 [Member] | ChemoMetec A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[29]
C000209203 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[30]
C000209203 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[30]
C000209203 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[30]
C000209203 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%	[30]
C000209203 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[30]
C000209203 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[30]
C000209203 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[30]
C000209203 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[30]
C000209203 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[30]
C000209203 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[30]
C000209202 [Member] | Vanguard Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[31]
C000209202 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[31]
C000209202 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[31]
C000209202 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[31]
C000209202 [Member] | VZ Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[31]
C000209202 [Member] | Nice Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[31]
C000209202 [Member] | Descartes Systems Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[31]
C000209202 [Member] | Azbil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[31]
C000209202 [Member] | CCL Industries Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[31]
C000209202 [Member] | ChemoMetec A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[31]
C000209202 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[32]
C000209202 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[32]
C000209202 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[32]
C000209202 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%	[32]
C000209202 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[32]
C000209202 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[32]
C000209202 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[32]
C000209202 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[32]
C000209202 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[32]
C000209202 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[32]
C000209201 [Member] | Vanguard Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[33]
C000209201 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[33]
C000209201 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[33]
C000209201 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[33]
C000209201 [Member] | VZ Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[33]
C000209201 [Member] | Nice Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[33]
C000209201 [Member] | Descartes Systems Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[33]
C000209201 [Member] | Azbil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[33]
C000209201 [Member] | CCL Industries Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[33]
C000209201 [Member] | ChemoMetec A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[33]
C000209201 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[34]
C000209201 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[34]
C000209201 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[34]
C000209201 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%	[34]
C000209201 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[34]
C000209201 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[34]
C000209201 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[34]
C000209201 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[34]
C000209201 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[34]
C000209201 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[34]
C000209201 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209204 [Member] | Vanguard Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[35]
C000209204 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[35]
C000209204 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[35]
C000209204 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[35]
C000209204 [Member] | VZ Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[35]
C000209204 [Member] | Nice Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[35]
C000209204 [Member] | Descartes Systems Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[35]
C000209204 [Member] | Azbil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[35]
C000209204 [Member] | CCL Industries Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[35]
C000209204 [Member] | ChemoMetec A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[35]
C000209204 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[36]
C000209204 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[36]
C000209204 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[36]
C000209204 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%	[36]
C000209204 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[36]
C000209204 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[36]
C000209204 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[36]
C000209204 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[36]
C000209204 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[36]
C000209204 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[36]
C000209200 [Member] | Vanguard Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[37]
C000209200 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[37]
C000209200 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[37]
C000209200 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[37]
C000209200 [Member] | VZ Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[37]
C000209200 [Member] | Nice Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[37]
C000209200 [Member] | Descartes Systems Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[37]
C000209200 [Member] | Azbil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[37]
C000209200 [Member] | CCL Industries Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[37]
C000209200 [Member] | ChemoMetec A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[37]
C000209200 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[38]
C000209200 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[38]
C000209200 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[38]
C000209200 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%	[38]
C000209200 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[38]
C000209200 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[38]
C000209200 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[38]
C000209200 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[38]
C000209200 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[38]
C000209200 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[38]
C000209199 [Member] | Vanguard Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[39]
C000209199 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[39]
C000209199 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[39]
C000209199 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[39]
C000209199 [Member] | VZ Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[39]
C000209199 [Member] | Nice Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[39]
C000209199 [Member] | Descartes Systems Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[39]
C000209199 [Member] | Azbil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[39]
C000209199 [Member] | CCL Industries Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[39]
C000209199 [Member] | ChemoMetec A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[39]
C000209199 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[40]
C000209199 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[40]
C000209199 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[40]
C000209199 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%	[40]
C000209199 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[40]
C000209199 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[40]
C000209199 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[40]
C000209199 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[40]
C000209199 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[40]
C000209199 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[40]
C000209210 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[41]
C000209210 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[41]
C000209210 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.17%	[41]
C000209210 [Member] | DLF Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[41]
C000209210 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%	[41]
C000209210 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[41]
C000209210 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[41]
C000209210 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[41]
C000209210 [Member] | JD com Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[41]
C000209210 [Member] | Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[41]
C000209210 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000209210 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209210 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209210 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000209210 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000209210 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209210 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000209210 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209210 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000209205 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[42]
C000209205 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[42]
C000209205 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.17%	[42]
C000209205 [Member] | DLF Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[42]
C000209205 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%	[42]
C000209205 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[42]
C000209205 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[42]
C000209205 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[42]
C000209205 [Member] | JD com Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[42]
C000209205 [Member] | Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[42]
C000209205 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000209205 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209205 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209205 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000209205 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000209205 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209205 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000209205 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209205 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000209206 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[43]
C000209206 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[43]
C000209206 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.17%	[43]
C000209206 [Member] | DLF Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[43]
C000209206 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%	[43]
C000209206 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[43]
C000209206 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[43]
C000209206 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[43]
C000209206 [Member] | JD com Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[43]
C000209206 [Member] | Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[43]
C000209206 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000209206 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209206 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209206 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000209206 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000209206 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209206 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000209206 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209206 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000209207 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[44]
C000209207 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[44]
C000209207 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.17%	[44]
C000209207 [Member] | DLF Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[44]
C000209207 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%	[44]
C000209207 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[44]
C000209207 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[44]
C000209207 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[44]
C000209207 [Member] | JD com Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[44]
C000209207 [Member] | Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[44]
C000209207 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000209207 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209207 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209207 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000209207 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000209207 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209207 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000209207 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209207 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000209208 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[45]
C000209208 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[45]
C000209208 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.17%	[45]
C000209208 [Member] | DLF Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[45]
C000209208 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%	[45]
C000209208 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[45]
C000209208 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[45]
C000209208 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[45]
C000209208 [Member] | JD com Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[45]
C000209208 [Member] | Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[45]
C000209208 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000209208 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209208 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209208 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000209208 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000209208 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209208 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000209208 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209208 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000209209 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[46]
C000209209 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[46]
C000209209 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.17%	[46]
C000209209 [Member] | DLF Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[46]
C000209209 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%	[46]
C000209209 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[46]
C000209209 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[46]
C000209209 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[46]
C000209209 [Member] | JD com Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[46]
C000209209 [Member] | Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[46]
C000209209 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000209209 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209209 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209209 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000209209 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000209209 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209209 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000209209 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209209 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000209214 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[47]
C000209214 [Member] | Jack Henry And Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[47]
C000209214 [Member] | SEI Investments Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[47]
C000209214 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[47]
C000209214 [Member] | WEG S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[47]
C000209214 [Member] | Exponent Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[47]
C000209214 [Member] | Sysmex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[47]
C000209214 [Member] | Pool Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[47]
C000209214 [Member] | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[47]
C000209214 [Member] | MarketAxess Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[47]
C000209214 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209214 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000209214 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209214 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000209214 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000209214 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209214 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209214 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209214 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209215 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[48]
C000209215 [Member] | Jack Henry And Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[48]
C000209215 [Member] | SEI Investments Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[48]
C000209215 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[48]
C000209215 [Member] | WEG S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[48]
C000209215 [Member] | Exponent Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[48]
C000209215 [Member] | Sysmex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[48]
C000209215 [Member] | Pool Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[48]
C000209215 [Member] | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[48]
C000209215 [Member] | MarketAxess Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[48]
C000209215 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209215 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000209215 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209215 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000209215 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000209215 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209215 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209215 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209215 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209216 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[49]
C000209216 [Member] | Jack Henry And Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[49]
C000209216 [Member] | SEI Investments Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[49]
C000209216 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[49]
C000209216 [Member] | WEG S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[49]
C000209216 [Member] | Exponent Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[49]
C000209216 [Member] | Sysmex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[49]
C000209216 [Member] | Pool Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[49]
C000209216 [Member] | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[49]
C000209216 [Member] | MarketAxess Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[49]
C000209216 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209216 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000209216 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209216 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000209216 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000209216 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209216 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209216 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209216 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209213 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[50]
C000209213 [Member] | Jack Henry And Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[50]
C000209213 [Member] | SEI Investments Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[50]
C000209213 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[50]
C000209213 [Member] | WEG S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[50]
C000209213 [Member] | Exponent Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[50]
C000209213 [Member] | Sysmex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[50]
C000209213 [Member] | Pool Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[50]
C000209213 [Member] | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[50]
C000209213 [Member] | MarketAxess Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[50]
C000209213 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209213 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000209213 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209213 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000209213 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000209213 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209213 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209213 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209213 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209211 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[51]
C000209211 [Member] | Jack Henry And Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[51]
C000209211 [Member] | SEI Investments Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[51]
C000209211 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[51]
C000209211 [Member] | WEG S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[51]
C000209211 [Member] | Exponent Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[51]
C000209211 [Member] | Sysmex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[51]
C000209211 [Member] | Pool Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[51]
C000209211 [Member] | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[51]
C000209211 [Member] | MarketAxess Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[51]
C000209211 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209211 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000209211 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209211 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000209211 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000209211 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209211 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209211 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209211 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209212 [Member] | Carl Zeiss Meditec AG BR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[52]
C000209212 [Member] | Jack Henry And Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[52]
C000209212 [Member] | SEI Investments Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[52]
C000209212 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[52]
C000209212 [Member] | WEG S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[52]
C000209212 [Member] | Exponent Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[52]
C000209212 [Member] | Sysmex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[52]
C000209212 [Member] | Pool Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[52]
C000209212 [Member] | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[52]
C000209212 [Member] | MarketAxess Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[52]
C000209212 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209212 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000209212 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209212 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000209212 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000209212 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209212 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209212 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209212 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209219 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[53]
C000209219 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[53]
C000209219 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[53]
C000209219 [Member] | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[53]
C000209219 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[53]
C000209219 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[53]
C000209219 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[53]
C000209219 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[53]
C000209219 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%	[53]
C000209219 [Member] | Industrial And Commercial Bank of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%	[53]
C000209219 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000209219 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000209219 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209219 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000209219 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209219 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209219 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209219 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209219 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209219 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209219 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000209222 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[54]
C000209222 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[54]
C000209222 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[54]
C000209222 [Member] | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[54]
C000209222 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[54]
C000209222 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[54]
C000209222 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[54]
C000209222 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[54]
C000209222 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%	[54]
C000209222 [Member] | Industrial And Commercial Bank of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%	[54]
C000209222 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000209222 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000209222 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209222 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000209222 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209222 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209222 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209222 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209222 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209222 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209222 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000209221 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[55]
C000209221 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[55]
C000209221 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[55]
C000209221 [Member] | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[55]
C000209221 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[55]
C000209221 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[55]
C000209221 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[55]
C000209221 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[55]
C000209221 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%	[55]
C000209221 [Member] | Industrial And Commercial Bank of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%	[55]
C000209221 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000209221 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000209221 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209221 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000209221 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209221 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209221 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209221 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209221 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209221 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209221 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000209220 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[56]
C000209220 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[56]
C000209220 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[56]
C000209220 [Member] | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[56]
C000209220 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[56]
C000209220 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[56]
C000209220 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[56]
C000209220 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[56]
C000209220 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%	[56]
C000209220 [Member] | Industrial And Commercial Bank of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%	[56]
C000209220 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000209220 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000209220 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209220 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000209220 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209220 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209220 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209220 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209220 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209220 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209220 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000209218 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[57]
C000209218 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[57]
C000209218 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[57]
C000209218 [Member] | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[57]
C000209218 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[57]
C000209218 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[57]
C000209218 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[57]
C000209218 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[57]
C000209218 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%	[57]
C000209218 [Member] | Industrial And Commercial Bank of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%	[57]
C000209218 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000209218 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000209218 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209218 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000209218 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209218 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209218 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209218 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209218 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209218 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209218 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000209217 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[58]
C000209217 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[58]
C000209217 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[58]
C000209217 [Member] | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[58]
C000209217 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[58]
C000209217 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[58]
C000209217 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[58]
C000209217 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[58]
C000209217 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%	[58]
C000209217 [Member] | Industrial And Commercial Bank of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%	[58]
C000209217 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000209217 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000209217 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209217 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000209217 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209217 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209217 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209217 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209217 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209217 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209217 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000209234 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[59]
C000209234 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[59]
C000209234 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[59]
C000209234 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[59]
C000209234 [Member] | Next PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[59]
C000209234 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[59]
C000209234 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[59]
C000209234 [Member] | Flutter Entertainment PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[59]
C000209234 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[59]
C000209234 [Member] | Epiroc AB Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[59]
C000209234 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000209234 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209234 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000209234 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000209234 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000209234 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209234 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209234 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209234 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209234 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209229 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[60]
C000209229 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[60]
C000209229 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[60]
C000209229 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[60]
C000209229 [Member] | Next PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[60]
C000209229 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[60]
C000209229 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[60]
C000209229 [Member] | Flutter Entertainment PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[60]
C000209229 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[60]
C000209229 [Member] | Epiroc AB Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[60]
C000209229 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000209229 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209229 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000209229 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000209229 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000209229 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209229 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209229 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209229 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209229 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209230 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[61]
C000209230 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[61]
C000209230 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[61]
C000209230 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[61]
C000209230 [Member] | Next PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[61]
C000209230 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[61]
C000209230 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[61]
C000209230 [Member] | Flutter Entertainment PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[61]
C000209230 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[61]
C000209230 [Member] | Epiroc AB Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[61]
C000209230 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000209230 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209230 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000209230 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000209230 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000209230 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209230 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209230 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209230 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209230 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209233 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[62]
C000209233 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[62]
C000209233 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[62]
C000209233 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[62]
C000209233 [Member] | Next PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[62]
C000209233 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[62]
C000209233 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[62]
C000209233 [Member] | Flutter Entertainment PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[62]
C000209233 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[62]
C000209233 [Member] | Epiroc AB Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[62]
C000209233 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000209233 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209233 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000209233 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000209233 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000209233 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209233 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209233 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209233 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209233 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209232 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[63]
C000209232 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[63]
C000209232 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[63]
C000209232 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[63]
C000209232 [Member] | Next PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[63]
C000209232 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[63]
C000209232 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[63]
C000209232 [Member] | Flutter Entertainment PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[63]
C000209232 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[63]
C000209232 [Member] | Epiroc AB Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[63]
C000209232 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000209232 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209232 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000209232 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000209232 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000209232 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209232 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209232 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209232 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209232 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209231 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[64]
C000209231 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[64]
C000209231 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[64]
C000209231 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[64]
C000209231 [Member] | Next PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[64]
C000209231 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[64]
C000209231 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[64]
C000209231 [Member] | Flutter Entertainment PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[64]
C000209231 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[64]
C000209231 [Member] | Epiroc AB Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[64]
C000209231 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000209231 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209231 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000209231 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000209231 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000209231 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209231 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209231 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209231 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209231 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding exchange-traded funds (ETFs), which represented 3.7% of net assets. While the Fund does not typically invest in ETFs, it held an ETF at the end of the reporting period to maintain exposure to international markets consistent with its investment mandate while meeting short-term liquidity requirements.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding exchange-traded funds (ETFs), which represented 3.7% of net assets. While the Fund does not typically invest in ETFs, it held an ETF at the end of the reporting period to maintain exposure to international markets consistent with its investment mandate while meeting short-term liquidity requirements.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding exchange-traded funds (ETFs), which represented 3.7% of net assets. While the Fund does not typically invest in ETFs, it held an ETF at the end of the reporting period to maintain exposure to international markets consistent with its investment mandate while meeting short-term liquidity requirements.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding exchange-traded funds (ETFs), which represented 3.7% of net assets. While the Fund does not typically invest in ETFs, it held an ETF at the end of the reporting period to maintain exposure to international markets consistent with its investment mandate while meeting short-term liquidity requirements.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding exchange-traded funds (ETFs), which represented 3.7% of net assets. While the Fund does not typically invest in ETFs, it held an ETF at the end of the reporting period to maintain exposure to international markets consistent with its investment mandate while meeting short-term liquidity requirements.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding exchange-traded funds (ETFs), which represented 3.7% of net assets. While the Fund does not typically invest in ETFs, it held an ETF at the end of the reporting period to maintain exposure to international markets consistent with its investment mandate while meeting short-term liquidity requirements.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.
[49]	Excluding money market fund holdings, if any.
[50]	Excluding money market fund holdings, if any.
[51]	Excluding money market fund holdings, if any.
[52]	Excluding money market fund holdings, if any.
[53]	Excluding money market fund holdings, if any.
[54]	Excluding money market fund holdings, if any.
[55]	Excluding money market fund holdings, if any.
[56]	Excluding money market fund holdings, if any.
[57]	Excluding money market fund holdings, if any.
[58]	Excluding money market fund holdings, if any.
[59]	Excluding money market fund holdings, if any.
[60]	Excluding money market fund holdings, if any.
[61]	Excluding money market fund holdings, if any.
[62]	Excluding money market fund holdings, if any.
[63]	Excluding money market fund holdings, if any.
[64]	Excluding money market fund holdings, if any.